Accrued and Other Expenses	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Payables and Accruals [Abstract]
Accrued and Other Expenses

7. Accrued and Other Expenses

Accrued and other expenses were comprised of the following:

	September 30, 2016	December 31, 2015
Employee related expenses	$228	$216
Accrued construction	242	917
Accrued real estate taxes	516	—
Accrued legal expenses	641	99
Accrued professional fees	587	139
Accrued freight and delivery charges	200	162
Accrued revolving credit facility interest	225	701
Derivative liability	—	455
Other accrued liabilities	829	1,089

Total accrued and other expenses	$3,468	$3,778

From time to time, the Company enters into fixed-price purchase obligations to purchase propane or natural gas (which are used in its production operations). The contracts specify the quantity of propane or natural gas to be delivered over a specified period of time and at a specified fixed price. The Company has historically concluded that these obligations are precluded from recognition in its consolidated financial statements in accordance with the normal sales and normal purchases exclusion as provided in ASC 815 “Derivatives and Hedging”. However, as the Company did not take physical delivery under a fixed-price propane agreement entered into during 2015, the Company accounted for this agreement under derivative accounting. As of December 31, 2015 the liability for this agreement was marked to market and was settled in February 2016 for $460. The settlement is presented as part of the change in accrued and other expenses in operating activities on the condensed consolidated statement of cash flows.

6. Accrued and Other Expenses

As of December 31, 2015 and 2014, accrued and other expenses were comprised of the following:

	2015	2014
Employee related expenses	$216	$473
Accrued construction	917	3,440
Accrued real estate taxes	—	200
Accrued legal fees	99	73
Accrued consulting expense	139	400
Accrued freight charges	162	247
Accrued site work	—	27
Accrued interest revolving credit facility	701	699
Derivative liability	455	—
Other accrued liabilities	1,089	791

Accrued and other expenses	$3,778	$6,350

From time to time, the Company enters into fixed-price purchase obligations to purchase propane (which is used in its production operations). The contracts specify the quantity of propane to be delivered over a specified period of time and at a specified fixed price. The Company has historically concluded that these obligations are precluded from recognition in its consolidated financial statements in accordance with the normal sales and normal purchases exclusion as provided in ASC 815 “Derivatives and Hedging”. However, as the Company did not take physical delivery under its current fixed-price propane agreement, the Company accounted for this agreement under derivative accounting. As of December 31, 2015, the liability for this agreement was marked to market and was settled in February 2016 for $460.